INVENTORIES, NET (Tables)	6 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consisted of the following:

	As of December 31, 2025	As of June 30, 2025

Raw materials	$183,088	$65,099
Work in process	701,242	1,247,634
Finished goods	2,266,332	2,475,971
	3,150,662	3,788,704
Less: inventory allowance	(857,351)	(1,068,914)
Inventory, net	$2,293,311	$2,719,790

SCHEDULE OF INVENTORY ALLOWANCE

Inventory allowance movement is as follows:

	For the Six Months Ended December 31, 2025	As of June 30, 2025

Beginning balance	$1,068,914	$381,470
Provision	688,689	681,884
Write-off	(919,503)	-
Foreign currency translation adjustments	19,251	5,560
Ending balance	$857,351	$1,068,914